Quarterly Holdings Report
for
Fidelity® Series Floating Rate High Income Fund
December 31, 2025
SFR-NPRT1-0226
1.924295.114
Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Birch Grove Clo 12 Ltd Series 2025-12A Class D1, CME Term SOFR 3 month Index + 2.75%, 6.6074% 4/22/2038 (g)(h)(n)	150,000	150,450
Brant Point Clo Ltd Series 2025-8A Class D1, CME Term SOFR 3 month Index + 2.85%, 6.8119% 3/31/2038 (g)(h)(n)	100,000	99,602
Flatiron Rr Clo 30 Ltd Series 2025-30A Class E, CME Term SOFR 3 month Index + 5.25%, 9.1545% 4/15/2038 (g)(h)(n)	200,000	201,407
Palmer Square Clo Ltd Series 2025-2A Class DR2, CME Term SOFR 3 month Index + 4.14%, 8.0445% 2/15/2038 (g)(h)(n)	100,000	98,932
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		550,391
TOTAL ASSET-BACKED SECURITIES (Cost $550,000)		550,391

Bank Loan Obligations - 90.0%
	Principal Amount (a)	Value ($)
CANADA - 1.6%
Consumer Discretionary - 0.6%
Automobiles - 0.1%
Bombardier Recreational Products Inc Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 12/13/2029 (f)(g)(h)	295,917	297,026
Bombardier Recreational Products Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 1/22/2031 (f)(g)(h)	42,510	42,629
		339,655
Hotels, Restaurants & Leisure - 0.5%
1011778 BC ULC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 9/20/2030 (f)(g)(h)	578,188	578,367
Four Seasons Hotels Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 9/22/2032 (f)(g)(h)	515,964	518,616
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9219% 8/1/2030 (f)(g)(h)	24,936	23,004
		1,119,987
TOTAL CONSUMER DISCRETIONARY		1,459,642
Consumer Staples - 0.1%
Household Products - 0.1%
Kronos Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6719% 7/8/2031 (f)(g)(h)	500,895	323,453
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Rockpoint Gas Storage Partners LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.1719% 9/18/2031 (f)(g)(h)	519,750	521,699
Financials - 0.1%
Insurance - 0.1%
Jones Deslauriers Insurance Management Inc 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 12/10/2032 (f)(g)(h)(i)	110,000	110,000
Jones Deslauriers Insurance Management Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.5904% 3/15/2030 (f)(g)(h)	176,829	176,829
TOTAL FINANCIALS		286,829
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
VetStrategy Canada Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4219% 12/12/2028 (f)(g)(h)	480,221	482,502
Industrials - 0.1%
Passenger Airlines - 0.1%
Air Canada Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 3/21/2031 (f)(g)(h)	201,413	202,420
Information Technology - 0.2%
Software - 0.2%
Open Text Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 1/31/2030 (f)(g)(h)	546,848	546,919
Materials - 0.1%
Chemicals - 0.1%
Groupe Solmax Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.6359% 5/29/2028 (f)(g)(h)	470,042	385,731
TOTAL CANADA		4,209,195
DENMARK - 0.2%
Health Care - 0.2%
Biotechnology - 0.2%
Genmab A/S Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.733% 12/12/2032 (f)(g)(h)	620,000	622,716
FINLAND - 0.0%
Materials - 0.0%
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo Oyj 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.9336% 2/4/2028 (f)(g)(h)	145,299	145,965
FRANCE - 0.6%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 month Index + 6.875%, 10.8603% 5/31/2031 (f)(g)(h)	1,646,609	1,644,205
GERMANY - 0.2%
Industrials - 0.2%
Machinery - 0.2%
TK Elevator US Newco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.9471% 4/30/2030 (f)(g)(h)	438,029	440,513
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Industrials - 0.1%
Aerospace & Defense - 0.1%
Azorra Soar Tlb Finance Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4732% 10/18/2029 (f)(g)(h)	276,931	278,086
HONG KONG - 0.1%
Consumer Discretionary - 0.1%
Diversified Consumer Services - 0.1%
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.5724% 1/9/2032 (f)(g)(h)	343,360	344,218
INDIA - 0.0%
Information Technology - 0.0%
Software - 0.0%
BYJU's Alpha Inc Tranche B 1LN, term loan 3 month U.S. LIBOR + 8%, 0% (f)(g)(h)(j)	399,098	21,951
BYJU's Alpha Inc Tranche BRIDGE TERM LOAN 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.1634% 4/9/2026 (b)(f)(g)(h)	2,293	2,178
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 11.6719% 4/9/2026 (b)(f)(g)(h)	9,368	8,899
BYJU's Alpha Inc Tranche DIP TERM 1LN, term loan CME Term SOFR 1 month Index + 8%, 11.6719% 4/9/2026 (b)(f)(g)(h)(k)	7,146	6,789
BYJU's Alpha Inc Tranche Prepetition Reimbursement TL 1LN, term loan CME Term SOFR 3 month Index + 8%, 12.1634% 4/9/2026 (b)(f)(g)(h)	10,584	10,055

TOTAL INDIA		49,872
IRELAND - 0.1%
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Flutter Financing BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 6/4/2032 (f)(g)(h)	149,250	149,250
LUXEMBOURG - 0.3%
Financials - 0.2%
Financial Services - 0.2%
Accelya Lux Finco Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 8.9219% 10/1/2032 (f)(g)(h)	450,000	446,063
SK Neptune Husky Finance Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 0% (f)(g)(h)(j)	201,345	4,026
TOTAL FINANCIALS		450,089
Materials - 0.1%
Containers & Packaging - 0.1%
Klockner Pentaplast of America Inc 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.7837% 8/7/2026 (f)(g)(h)	126,706	112,373
Klockner Pentaplast of America Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4.725%, 0% (f)(g)(h)(j)	306,397	49,535
Klockner Pentaplast of America Inc Tranche DIP ROLLUP, term loan CME Term SOFR 3 month Index + 3%, 6.7837% 7/27/2026 (f)(g)(h)	202,235	179,358
TOTAL MATERIALS		341,266
TOTAL LUXEMBOURG		791,355
NETHERLANDS - 0.9%
Industrials - 0.6%
Building Products - 0.6%
Hunter Douglas Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.6719% 1/17/2032 (f)(g)(h)	1,679,824	1,686,124
Information Technology - 0.0%
IT Services - 0.0%
Cyberswift BV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.9371% 10/8/2032 (f)(g)(h)	110,000	109,690
Materials - 0.2%
Chemicals - 0.2%
Nouryon Finance BV Tranche B-1 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0358% 4/3/2028 (f)(g)(h)	379,712	379,397
Nouryon Finance BV Tranche B-2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.1615% 4/3/2028 (f)(g)(h)	171,521	171,359
TOTAL MATERIALS		550,756
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Enstall Group BV Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.9336% 8/30/2028 (f)(g)(h)	370,603	169,088
TOTAL NETHERLANDS		2,515,658
PUERTO RICO - 0.1%
Communication Services - 0.1%
Media - 0.1%
Coral-US Co-Borrower LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1545% 1/31/2032 (f)(g)(h)	270,000	264,735
SWEDEN - 0.2%
Industrials - 0.2%
Commercial Services & Supplies - 0.2%
Anticimex Global AB Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.91% 11/17/2031 (f)(g)(h)	529,205	531,190
SWITZERLAND - 0.2%
Materials - 0.2%
Chemicals - 0.2%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 11/15/2030 (f)(g)(h)	650,096	529,555
UNITED KINGDOM - 2.4%
Communication Services - 0.6%
Entertainment - 0.6%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.3429% 12/2/2031 (f)(g)(h)	1,641,465	1,616,022
Consumer Discretionary - 1.0%
Hotels, Restaurants & Leisure - 1.0%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.9336% 7/18/2030 (f)(g)(h)	1,062,201	1,059,876
Entain Holdings Gibraltar Ltd Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 7/31/2032 (f)(g)(h)	268,128	265,819
Entain Holdings Gibraltar Ltd Tranche B6 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2515% 10/31/2029 (f)(g)(h)	307,675	305,561
Flutter Entertainment PLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4219% 11/30/2030 (f)(g)(h)	967,589	965,973
TOTAL CONSUMER DISCRETIONARY		2,597,229
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Boots Group Finco LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2063% 8/30/2032 (f)(g)(h)	255,000	256,168
Energy - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
EG America LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.3224% 2/7/2028 (f)(g)(h)	1,162,915	1,166,311
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Loire Finco Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7161% 1/21/2030 (f)(g)(h)	168,728	168,475
Industrials - 0.3%
Construction & Engineering - 0.3%
Red SPV LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9839% 3/15/2032 (f)(g)(h)	726,350	726,045
TOTAL UNITED KINGDOM		6,530,250
UNITED STATES - 83.0%
Communication Services - 6.1%
Diversified Telecommunication Services - 2.3%
Aventiv Technologies LLC 1LN, term loan CME Term SOFR 3 month Index + 5.09%, 18.3767% 3/25/2026 (f)(g)(h)	814,731	536,704
Aventiv Technologies LLC 2LN, term loan CME Term SOFR 3 month Index + 8.65%, 0% (f)(g)(h)(j)	1,412,689	10,595
Aventiv Technologies LLC Tranche DEC FLSO 1LN, term loan CME Term SOFR 3 month Index + 10%, 13.9562% 3/25/2026 (b)(f)(g)(h)	56,205	58,781
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 1 month Index + 10%, 14.1552% 3/25/2026 (f)(g)(h)	544,537	569,493
Aventiv Technologies LLC Tranche FLSO 1LN, term loan CME Term SOFR 3 month Index + 7.5%, 11.4336% 3/25/2026 (b)(f)(g)(h)	21,735	21,735
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.2356% 7/1/2031 (f)(g)(h)	588,652	587,733
Level 3 Financing Inc Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1142% 3/29/2032 (f)(g)(h)	1,360,000	1,363,060
Lumen Technologies Inc Tranche A 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.7161% 6/1/2028 (f)(g)(h)	277,412	278,402
Lumen Technologies Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.1806% 4/16/2029 (f)(g)(h)	514,274	511,060
Lumen Technologies Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.35%, 6.1806% 4/15/2030 (f)(g)(h)	1,717,588	1,705,892
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7161% 10/6/2032 (f)(g)(h)	545,000	546,363
		6,189,818
Entertainment - 1.0%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.3219% 2/10/2027 (f)(g)(h)	739,776	515,683
AP Core Holdings II LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.3306% 9/1/2027 (f)(g)(h)	333,143	332,394
AP Core Holdings II LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.3306% 9/1/2027 (f)(g)(h)	1,085,000	1,082,483
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7161% 8/30/2030 (f)(g)(h)	179,251	178,579
Live Nation Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7339% 10/21/2032 (f)(g)(h)	150,000	149,999
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.0806% 8/7/2028 (f)(g)(h)	433,253	435,419
		2,694,557
Interactive Media & Services - 0.0%
TripAdvisor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 7/8/2031 (f)(g)(h)	222,361	213,744
Media - 2.3%
Acosta Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.2194% 8/21/2031 (f)(g)(h)	154,397	150,794
Advantage Sales & Marketing Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.4458% 10/28/2027 (f)(g)(h)	389,421	322,441
Charter Comm Operating LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.2353% 12/15/2031 (f)(g)(h)	1,364,237	1,365,001
CMG Media Corp Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2719% 6/18/2029 (f)(g)(h)	1,297,562	1,207,408
Dotdash Meredith Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.3727% 6/16/2032 (f)(g)(h)	405,000	367,610
Gray Media Inc Tranche D 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.9872% 12/1/2028 (f)(g)(h)	137,638	137,653
Nexstar Media Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 6/28/2032 (f)(g)(h)	483,788	485,786
Sinclair Television Group Inc Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.3%, 7.402% 12/31/2029 (f)(g)(h)	104,736	95,362
Sinclair Television Group Inc Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 4.1%, 7.9161% 12/31/2030 (f)(g)(h)	134,661	121,801
Townsquare Media Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8779% 2/19/2030 (f)(g)(h)	127,542	88,960
Univision Communications Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9219% 6/24/2029 (f)(g)(h)	263,012	262,946
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0806% 1/31/2029 (f)(g)(h)	789,250	782,344
Univision Communications Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.3306% 1/31/2029 (f)(g)(h)	301,672	300,634
Versant Media Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 10/23/2030 (f)(g)(h)(i)	360,000	359,777
Virgin Media Bristol LLC Tranche Y 1LN, term loan CME Term SOFR 6 month Index + 3.175%, 7.0523% 3/31/2031 (f)(g)(h)	220,000	217,675
		6,266,192
Wireless Telecommunication Services - 0.5%
Crown Subsea Communications Holding Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2161% 1/30/2031 (f)(g)(h)	1,001,995	1,008,508
SBA Senior Finance II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.47% 1/25/2031 (f)(g)(h)	221,063	221,867
		1,230,375
TOTAL COMMUNICATION SERVICES		16,594,686
Consumer Discretionary - 15.6%
Automobile Components - 1.1%
American Axle & Manufacturing Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 2/24/2032 (f)(g)(h)(i)	265,000	264,889
American Trailer World Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5661% 3/3/2028 (f)(g)(h)	539,312	477,345
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 5/6/2030 (f)(g)(h)	493,762	493,827
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 1/28/2032 (f)(g)(h)	917,700	921,141
LCI Industries Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 3/25/2032 (f)(g)(h)	253,091	254,356
Novae LLC/IN 1LN, term loan CME Term SOFR 3 month Index + 5%, 8.8219% 12/22/2028 (f)(g)(h)	434,864	402,249
Power Stop LLC 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5475% 1/26/2029 (f)(g)(h)	253,978	210,802
		3,024,609
Automobiles - 0.4%
CWGS Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3306% 6/3/2028 (f)(g)(h)	268,863	262,311
HarbourVest Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 0% 4/18/2030 (f)(g)(h)(i)	315,000	315,000
HarbourVest Partners LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 4/18/2030 (f)(g)(h)	440,443	440,443
		1,017,754
Broadline Retail - 2.7%
CNT Holdings I Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.0904% 11/8/2032 (f)(g)(h)	590,773	591,913
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 1/23/2032 (f)(g)(h)	6,489,296	6,521,743
		7,113,656
Distributors - 0.7%
BCPE Empire Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 12/11/2030 (f)(g)(h)	903,452	892,538
Gloves Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7161% 5/24/2032 (f)(g)(h)	525,000	521,624
Windsor Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 8/1/2030 (f)(g)(h)	557,666	558,470
		1,972,632
Diversified Consumer Services - 1.1%
AI Aqua Merger Sub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.8614% 7/31/2028 (f)(g)(h)	1,490,843	1,493,571
KUEHG Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 6/12/2030 (f)(g)(h)	58,787	56,940
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.0217% 3/4/2028 (f)(g)(h)	1,955,302	1,503,139
		3,053,650
Hotels, Restaurants & Leisure - 6.5%
19th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1337% 2/7/2029 (f)(g)(h)	631,610	635,557
Arcis Golf LLC 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 11/24/2028 (f)(g)(h)	261,694	262,021
Caesars Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 2/6/2030 (f)(g)(h)	1,588,438	1,574,142
Caesars Entertainment Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 2/6/2031 (f)(g)(h)	757,772	750,194
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.125% 11/1/2031 (f)(g)(h)	526,046	467,687
Dave & Buster's Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.125% 6/29/2029 (f)(g)(h)	339,755	311,831
Eagle Parent Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9219% 4/2/2029 (f)(g)(h)	620,724	621,277
Fertitta Entertainment LLC/NV Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 1/29/2029 (f)(g)(h)	3,346,171	3,344,464
Fitness International LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2161% 2/12/2029 (f)(g)(h)	216,150	216,366
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4661% 1/28/2032 (f)(g)(h)	545,825	547,616
Golden Entertainment Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 5/26/2030 (f)(g)(h)	590,796	590,796
Golden State Foods LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.6719% 12/4/2031 (f)(g)(h)	296,704	298,155
Herschend Entertainment Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 5/27/2032 (f)(g)(h)	189,050	190,232
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 1/17/2031 (f)(g)(h)	400,191	397,966
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 8/2/2028 (f)(g)(h)	993,666	995,901
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4774% 11/8/2030 (f)(g)(h)	126,445	127,158
Horizon US Finco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1975% 10/31/2031 (f)(g)(h)	539,767	525,598
J&J Ventures Gaming LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2161% 4/26/2030 (f)(g)(h)	514,321	510,062
Life Time Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7837% 11/5/2031 (f)(g)(h)	471,443	472,919
Light & Wonder International Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9856% 4/16/2029 (f)(g)(h)	441,466	442,433
Marriott Ownership Resorts Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 4/1/2031 (f)(g)(h)	489,648	489,648
PCI Gaming Authority Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 7/18/2031 (f)(g)(h)	130,873	131,017
Sgh2 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.1719% 8/18/2032 (f)(g)(h)	219,450	219,999
Sizzling Platter LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7161% 7/2/2032 (f)(g)(h)	211,004	197,464
Sizzling Platter LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5% 7/2/2032 (f)(g)(h)(k)	8,996	8,419
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 3/14/2031 (f)(g)(h)	805,650	807,769
United PF Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.102% 12/30/2026 (f)(g)(h)	588,103	564,825
United PF Holdings LLC 2LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.602% 12/30/2027 (f)(g)(h)	125,000	93,750
United PF Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 8.5%, 12.602% 12/30/2026 (f)(g)(h)	221,676	213,917
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 8/3/2028 (f)(g)(h)	880,062	882,139
Wok Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.0904% 9/3/2029 (f)(g)(h)	349,688	255,622
		17,146,944
Household Durables - 0.4%
Madison Safety & Flow LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2274% 9/26/2031 (f)(g)(h)	95,066	95,639
Somnigroup International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.91% 10/24/2031 (f)(g)(h)	577,627	580,995
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7353% 10/1/2032 (f)(g)(h)	490,000	490,245
		1,166,879
Specialty Retail - 2.5%
Academy Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7372% 11/5/2027 (f)(g)(h)	133,984	133,984
Belron Finance 2019 LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1196% 10/16/2031 (f)(g)(h)	735,046	738,721
Empire Today LLC Tranche EXCH 1ST OUT TLB 1LN, term loan 9.602% 8/3/2029 (f)(h)	32,264	18,390
Empire Today LLC Tranche EXCH FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.102% 8/3/2029 (b)(f)(g)(h)	196,270	4,907
Empire Today LLC Tranche NEW $ 1ST OUT TLA 1LN, term loan 9.602% 8/3/2029 (f)(h)	61,227	34,899
Johnstone Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2302% 6/9/2031 (f)(g)(h)	345,625	347,305
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5839% 6/6/2031 (f)(g)(h)	362,884	339,787
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7339% 6/6/2031 (f)(g)(h)	374,063	373,314
Needle Holdings LLC Tranche EXIT 1LN, term loan CME Term SOFR 3 month Index + 9.5%, 0% (b)(f)(g)(h)(j)	13,255	10,308
Park River Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.4853% 3/15/2031 (f)(g)(h)	385,000	386,844
Peer USA LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9219% 9/29/2032 (f)(g)(h)	315,000	315,261
RH Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3306% 10/20/2028 (f)(g)(h)	312,222	307,539
RH Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0661% 10/20/2028 (f)(g)(h)	435,375	431,748
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7404% 2/8/2028 (f)(g)(h)	553,829	532,446
Staples Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 9.6038% 9/4/2029 (f)(g)(h)	1,504,709	1,425,472
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0806% 4/17/2028 (f)(g)(h)	420,200	420,200
Wand NewCo 3 Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 1/30/2031 (f)(g)(h)	248,793	248,925
White Cap Supply Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 10/31/2029 (f)(g)(h)	767,958	770,899
		6,840,949
Textiles, Apparel & Luxury Goods - 0.2%
Varsity Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 8/26/2031 (f)(g)(h)	641,775	643,784
TOTAL CONSUMER DISCRETIONARY		41,980,857
Consumer Staples - 2.5%
Beverages - 0.7%
Celsius Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1719% 4/1/2032 (f)(g)(h)	248,267	249,632
Naked Juice LLC Tranche EXCH FLSO FL20 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.0219% 1/24/2029 (f)(g)(h)	529,896	348,407
Naked Juice LLC Tranche EXCH FLTO FL30 PIK 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.7719% 1/24/2030 (f)(g)(h)	107,954	27,439
Naked Juice LLC Tranche NEW $$ FLFO 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1719% 1/24/2029 (f)(g)(h)	401,435	398,548
Primo Brands Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 3/31/2028 (f)(g)(h)	949,699	951,997
		1,976,023
Consumer Staples Distribution & Retail - 0.7%
BJ's Wholesale Club Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.8789% 2/5/2029 (f)(g)(h)	186,667	187,445
C&S Wholesale Grocers Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.6719% 9/20/2030 (f)(g)(h)	389,025	379,299
Cardenas Merger Sub LLC 1LN, term loan CME Term SOFR 3 month Index + 6.75%, 10.5219% 8/1/2029 (f)(g)(h)	579,688	445,803
Froneri US Inc Tranche B-4 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 6.4471% 9/30/2031 (f)(g)(h)	278,757	278,445
JP Intermediate B LLC Tranche TAKEBK TL A 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.1719% 3/31/2031 (b)(f)(g)(h)	154,051	118,234
JP Intermediate B LLC Tranche NEW $ 1ST L TL 1LN, term loan CME Term SOFR 1 month Index + 7%, 10.6719% 9/30/2030 (b)(f)(g)(h)	40,976	40,976
Primary Products Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.1855% 4/1/2029 (f)(g)(h)	351,546	346,185
		1,796,387
Food Products - 1.0%
Aspire Bakeries Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2214% 12/23/2030 (f)(g)(h)	301,950	302,895
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 10/28/2032 (f)(g)(h)	540,000	542,160
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 0% (f)(g)(h)(j)	703,216	21,096
Del Monte Foods Corp II Inc 1LN, term loan CME Term SOFR 3 month Index + 8.15%, 0% (f)(g)(h)(j)	112,300	51,658
Del Monte Foods Corp II Inc Tranche FLFO B 1LN, term loan CME Term SOFR 3 month Index + 8%, 0% (f)(g)(h)(j)	104,118	47,894
Del Monte Foods Corp II Inc Tranche TLA DIP, term loan CME Term SOFR 3 month Index + 9.5%, 13.3501% 3/30/2026 (f)(g)(h)	418,719	397,783
Del Monte Foods Corp II Inc Tranche TLB DIP ROLLUP, term loan CME Term SOFR 3 month Index + 9.5%, 13.3413% 3/30/2026 (b)(f)(g)(h)	553,233	448,119
Fiesta Purchaser Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 2/12/2031 (f)(g)(h)	448,765	448,154
Nourish Buyer I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2501% 7/12/2032 (f)(g)(h)	528,675	530,991
		2,790,750
Personal Care Products - 0.1%
Conair Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5806% 5/17/2028 (f)(g)(h)	303,932	155,765
Olaplex Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.4224% 2/23/2029 (f)(g)(h)	107,344	104,151
		259,916
TOTAL CONSUMER STAPLES		6,823,076
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Apro LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6774% 7/9/2031 (f)(g)(h)	380,188	381,731
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.3306% 3/31/2028 (f)(g)(h)	267,400	266,510
CQP Holdco LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6719% 12/31/2030 (f)(g)(h)	1,084,186	1,087,286
CVR CHC LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6719% 12/30/2027 (f)(g)(h)	110,931	111,022
Delek US Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.3161% 11/19/2029 (f)(g)(h)	375,708	375,550
EMG Utica Midstream Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6719% 4/1/2030 (f)(g)(h)	238,195	240,577
Hamilton Projects Acquiror LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 5/30/2031 (f)(g)(h)	166,956	167,906
New Fortress Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.5%, 9.5699% 10/30/2028 (f)(g)(h)	2,151,622	877,862
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9547% 2/28/2030 (f)(g)(h)	194,616	195,184
Prairie Acquiror LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4661% 8/1/2029 (f)(g)(h)	176,868	177,715
Stonepeak Bayou Holdings LP 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 10/1/2032 (f)(g)(h)	255,000	228,544
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.9411% 5/25/2029 (f)(g)(h)	447,161	444,554
Venture Global Plaquemines LNG LLC 1LN, term loan CME Term SOFR 1 month Index + 2.225%, 5.9411% 5/25/2029 (f)(g)(h)	55,933	55,653
TOTAL ENERGY		4,610,094
Financials - 11.0%
Capital Markets - 2.2%
Broadstreet Partners Group LLC Tranche B4 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 6/13/2031 (f)(g)(h)	671,990	673,933
Citadel Securities Global Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 10/31/2031 (f)(g)(h)	980,191	984,975
CPI Holdco B LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 5/17/2031 (f)(g)(h)	359,936	360,588
Focus Financial Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 9/15/2031 (f)(g)(h)	624,065	624,951
GTCR Everest Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 9/5/2031 (f)(g)(h)	644,163	646,308
Hightower Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.6506% 2/3/2032 (f)(g)(h)	644,599	645,005
Jane Street Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.8224% 12/15/2031 (f)(g)(h)	1,324,494	1,317,276
PEX Holdings LLC 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4219% 11/26/2031 (f)(g)(h)	322,563	322,427
Superannuation & Investments US LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7161% 12/1/2028 (f)(g)(h)	246,937	247,862
		5,823,325
Financial Services - 3.4%
ACNR Holdings Inc term loan 13% (b)(f)(h)(l)	124,821	124,197
Boost Newco Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6719% 1/31/2031 (f)(g)(h)	1,579,080	1,580,075
CFC USA 2025 LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.7353% 7/1/2032 (f)(g)(h)	415,000	403,069
Corpay Technologies Operating Co LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.5661% 11/5/2032 (f)(g)(h)	375,000	375,079
Dragon Buyer Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4219% 9/30/2031 (f)(g)(h)	267,300	267,300
Heubach Holding USA LLC Tranche TL, term loan CME Term SOFR 1 month Index + 10%, 0% (b)(f)(g)(h)(j)	22,361	0
Kingpin Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 9/22/2032 (f)(g)(h)	410,000	400,775
NCR Atleos Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.7007% 4/16/2029 (f)(g)(h)	242,217	242,622
Neon Maple US Debt Mergersub Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 11/17/2031 (f)(g)(h)	789,047	789,292
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2161% 7/31/2031 (f)(g)(h)	1,104,767	1,088,317
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7161% 7/31/2031 (f)(g)(h)	169,575	168,127
Nexus Buyer LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.75%, 9.4661% 2/16/2032 (f)(g)(h)	220,000	217,389
Orion US Finco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4274% 10/8/2032 (f)(g)(h)	235,000	235,954
Priority Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4661% 7/30/2032 (f)(g)(h)	238,339	233,513
Recess Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6154% 2/20/2030 (f)(g)(h)	314,734	316,456
Shift4 Payments LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1719% 7/6/2032 (f)(g)(h)	79,800	80,215
Trans Union LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 6/24/2031 (f)(g)(h)	409,810	410,478
Trans Union LLC Tranche B9 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 6/24/2031 (f)(g)(h)	187,238	187,452
UFC Holdings LLC Tranche B5 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.8685% 11/21/2031 (f)(g)(h)	342,106	343,481
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.389% 2/20/2032 (f)(g)(h)	1,701,512	1,708,693
		9,172,484
Insurance - 5.4%
Acrisure LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 6/21/2032 (f)(g)(h)	303,475	303,348
Acrisure LLC Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7161% 11/6/2030 (f)(g)(h)	3,179,801	3,173,854
Alera Group Intermediate Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 5/31/2032 (f)(g)(h)	673,313	676,174
Alera Group Intermediate Holdings Inc 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.2161% 5/31/2033 (f)(g)(h)	114,713	116,749
AmWINS Group Inc 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 1/30/2032 (f)(g)(h)	707,850	709,620
Amynta Agency Borrower Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 12/29/2031 (f)(g)(h)	280,046	280,483
Asurion LLC Tranche B10 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.8161% 8/19/2028 (f)(g)(h)	967,437	968,047
Asurion LLC Tranche B11 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.0661% 8/19/2028 (f)(g)(h)	998,733	999,981
Asurion LLC Tranche B12 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9661% 9/19/2030 (f)(g)(h)	2,001,682	2,000,742
Asurion LLC Tranche B13 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9661% 9/19/2030 (f)(g)(h)	492,525	492,141
Asurion LLC Tranche B3 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.0806% 1/31/2028 (f)(g)(h)	1,340,000	1,333,514
Asurion LLC Tranche B4 2LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.0806% 1/20/2029 (f)(g)(h)	630,000	617,400
CRC Insurance Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4219% 5/6/2031 (f)(g)(h)	960,863	961,267
HUB International Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.12% 6/20/2030 (f)(g)(h)	1,528,810	1,536,056
Ryan Specialty LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 9/15/2031 (f)(g)(h)	280,784	280,961
USI Inc/NY Tranche C 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9219% 9/29/2030 (f)(g)(h)	122,206	122,375
		14,572,712
TOTAL FINANCIALS		29,568,521
Health Care - 7.3%
Health Care Equipment & Supplies - 1.3%
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 0% 1/15/2031 (f)(g)(h)(i)	45,000	45,405
Bausch + Lomb Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9661% 1/15/2031 (f)(g)(h)	587,050	592,333
Embecta Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7161% 3/30/2029 (f)(g)(h)	222,437	222,668
Insulet Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 8/1/2031 (f)(g)(h)	955,000	961,647
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.4661% 10/23/2028 (f)(g)(h)	419,214	420,341
QuidelOrtho Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7161% 8/23/2032 (f)(g)(h)	1,067,325	1,065,992
Sotera Health Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3404% 5/30/2031 (f)(g)(h)	274,157	275,358
		3,583,744
Health Care Providers & Services - 2.4%
Accelerated Health Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.1904% 2/15/2029 (f)(g)(h)	304,478	225,743
Aveanna Healthcare LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4661% 9/17/2032 (f)(g)(h)	149,625	150,408
Charlotte Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.0107% 2/11/2028 (f)(g)(h)	497,706	488,140
DaVita Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 5/9/2031 (f)(g)(h)	568,879	570,859
Examworks Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 11/1/2028 (f)(g)(h)	173,406	174,203
Global Medical Response Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.3844% 10/1/2032 (f)(g)(h)	280,000	281,588
HAH Group Holding Co LLC 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.7161% 9/24/2031 (f)(g)(h)	817,422	714,353
Hanger Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2161% 10/23/2031 (f)(g)(h)	206,632	207,143
Hanger Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 5.6891% 10/23/2031 (f)(g)(h)(k)	26,746	26,812
Heartland Dental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4661% 8/25/2032 (f)(g)(h)	199,125	199,804
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6719% 7/3/2028 (f)(g)(h)	266,794	268,712
ICON Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.6719% 7/3/2028 (f)(g)(h)	66,472	66,950
Lumexa Imaging Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7047% 12/13/2032 (f)(g)(h)	125,000	125,547
MED ParentCo LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 4/15/2031 (f)(g)(h)	419,369	420,158
National Mentor Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 6%, 9.7161% 12/12/2030 (f)(g)(h)	619,500	619,891
National Mentor Holdings Inc Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 6%, 1% 12/12/2030 (f)(g)(h)(k)	265,500	265,667
Phoenix Guarantor Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 2/21/2031 (f)(g)(h)	324,246	325,591
Southern Veterinary Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.3654% 12/4/2031 (f)(g)(h)	1,035,268	1,033,560
US Anesthesia Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9872% 10/1/2028 (f)(g)(h)	93,224	93,568
US Fertility Enterprises LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 12/10/2032 (f)(g)(h)(i)	165,000	165,413
US Fertility Enterprises LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 12/10/2032 (f)(g)(h)(i)	25,000	25,062
		6,449,172
Health Care Technology - 1.6%
AthenaHealth Group Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 2/15/2029 (f)(g)(h)	1,459,260	1,460,777
Cotiviti Inc 1LN, term loan 7.625% 5/1/2031 (f)	160,000	154,701
Cotiviti Inc 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6227% 3/26/2032 (f)(g)(h)	149,250	143,001
Cotiviti Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6227% 5/1/2031 (f)(g)(h)	1,027,896	985,927
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 9/28/2029 (f)(g)(h)	466,688	461,633
Zelis Payments Buyer Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 11/26/2031 (f)(g)(h)	1,222,413	1,211,717
		4,417,756
Life Sciences Tools & Services - 0.5%
PAREXEL International Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 12/12/2031 (f)(g)(h)	1,266,460	1,269,892
Pharmaceuticals - 1.5%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 9.9661% 10/8/2030 (f)(g)(h)	1,791,411	1,745,963
Amneal Pharmaceuticals LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2161% 8/2/2032 (f)(g)(h)	379,050	381,893
Elanco Animal Health Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4495% 10/31/2032 (f)(g)(h)	175,000	175,182
Endo Finance Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4661% 4/23/2031 (f)(g)(h)	572,750	567,738
Jazz Financing Lux Sarl Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 5/5/2028 (f)(g)(h)	634,536	636,916
Organon & Co Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 5/19/2031 (f)(g)(h)	577,556	555,032
		4,062,724
TOTAL HEALTH CARE		19,783,288
Industrials - 13.2%
Aerospace & Defense - 1.6%
Bleriot US Bidco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1719% 10/31/2030 (f)(g)(h)	201,968	202,893
Goat Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 1/27/2032 (f)(g)(h)	254,048	254,472
Kaman Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.3778% 2/26/2032 (f)(g)(h)	850,659	853,517
Kaman Corp Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 2.007% 2/26/2032 (f)(g)(h)(k)	80,565	80,835
Signia Aerospace LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.5706% 12/11/2031 (f)(g)(h)	421,317	422,371
Signia Aerospace LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 1% 12/11/2031 (f)(g)(h)(k)	20,538	20,590
TransDigm Group Inc Tranche M 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 8/19/2032 (f)(g)(h)	778,050	781,131
TransDigm Inc Tranche K 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9661% 3/22/2030 (f)(g)(h)	889,887	892,299
TransDigm Inc Tranche L 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.2161% 1/19/2032 (f)(g)(h)	747,448	750,221
		4,258,329
Air Freight & Logistics - 0.5%
Dynasty Acquisition Co Inc Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 10/31/2031 (f)(g)(h)	358,600	359,783
Dynasty Acquisition Co Inc Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 10/31/2031 (f)(g)(h)	136,400	136,850
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5661% 11/23/2028 (f)(g)(h)	591,588	581,608
Echo Global Logistics Inc 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5661% 11/23/2028 (b)(f)(g)(h)	333,788	333,788
		1,412,029
Building Products - 1.3%
APi Group DE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 1/3/2029 (f)(g)(h)	480,517	482,118
AZZ Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 5/14/2029 (f)(g)(h)	118,230	118,525
Chariot Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 9/8/2032 (f)(g)(h)	329,644	330,126
Cornerstone Building Brands Inc 1LN, term loan CME Term SOFR 1 month Index + 5.625%, 9.3751% 8/1/2028 (f)(g)(h)	179,154	140,636
Cornerstone Building Brands Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1001% 4/12/2028 (f)(g)(h)	915,977	714,004
Cornerstone Building Brands Inc Tranche C 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.2501% 5/15/2031 (f)(g)(h)	64,836	45,601
Emrld Borrower LP Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.25%, 6.0724% 5/31/2030 (f)(g)(h)	79,600	79,755
Emrld Borrower LP Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1219% 8/4/2031 (f)(g)(h)	521,070	521,836
Griffon Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 1/24/2029 (f)(g)(h)	292,643	293,924
HP PHRG Borrower LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 4%, 7.6719% 2/20/2032 (f)(g)(h)	741,811	736,248
		3,462,773
Commercial Services & Supplies - 5.3%
ABG Intermediate Holdings 2 LLC Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 12/21/2028 (f)(g)(h)	2,078,331	2,079,641
Allied Universal Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 8/20/2032 (f)(g)(h)	1,980,038	1,989,047
ArchKey Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 7.9219% 11/1/2031 (f)(g)(h)	360,465	363,846
ArchKey Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 4.25% 11/1/2031 (f)(g)(h)(k)	41,906	42,299
Artera Services LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.1719% 2/15/2031 (f)(g)(h)	565,703	455,040
Bifm CA Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 5/31/2028 (f)(g)(h)	360,337	362,438
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.3538% 8/1/2030 (f)(g)(h)	1,371,740	1,247,035
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.75%, 10.4904% 5/3/2029 (f)(g)(h)	82,058	66,555
Core & Main LP Tranche E 1LN, term loan CME Term SOFR 6 month Index + 2%, 5.6898% 2/9/2031 (f)(g)(h)	147,386	147,386
Ensemble RCM LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.8404% 8/1/2029 (f)(g)(h)	866,638	870,390
Filtration Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 10/21/2028 (f)(g)(h)	419,707	421,629
GFL ES US LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.2728% 3/3/2032 (f)(g)(h)	643,388	645,318
HNI Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7722% 11/20/2032 (f)(g)(h)	190,000	190,475
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.6366% 11/8/2032 (f)(g)(h)	444,004	446,424
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 6 month Index + 2.5%, 6.7019% 6/21/2028 (f)(g)(h)	636,021	638,743
Neptune Bidco US Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.7615% 10/11/2028 (f)(g)(h)	25,802	25,435
Neptune Bidco US Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5%, 9.0115% 4/11/2029 (f)(g)(h)	1,692,440	1,671,708
OMNIA Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.4547% 12/31/2032 (f)(g)(h)	614,560	616,428
OPENLANE Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.365% 10/8/2032 (f)(g)(h)	115,000	114,929
Pitney Bowes Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4219% 3/19/2032 (f)(g)(h)	29,025	28,807
Sabert Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.8306% 12/10/2026 (f)(g)(h)	362,222	361,317
Vericast Corp 1LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.6219% 6/15/2030 (f)(g)(h)	236,905	229,502
Wash Bidco Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 9/10/2032 (f)(g)(h)	250,000	251,875
Wellful Inc Tranche BOOTSTRAP FLSO TL 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 10.0806% 10/19/2030 (f)(g)(h)	204,124	172,315
Wellful Inc Tranche PRIMING TL 1LN, term loan CME Term SOFR 1 month Index + 5%, 8.8306% 4/19/2030 (f)(g)(h)	212,815	209,623
WMB Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 11/2/2029 (f)(g)(h)	569,005	568,532
		14,216,737
Construction & Engineering - 0.5%
Chromalloy Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.49% 3/27/2031 (f)(g)(h)	271,011	272,366
Construction Partners Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 11/3/2031 (f)(g)(h)	331,650	333,723
Traverse Midstream Partners LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.3404% 2/16/2028 (f)(g)(h)	234,572	234,807
Zekelman Industries Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.981% 1/24/2031 (f)(g)(h)	468,667	470,133
		1,311,029
Electrical Equipment - 0.3%
Vertiv Group Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.6142% 8/12/2032 (f)(g)(h)	824,610	828,172
Ground Transportation - 0.2%
Avis Budget Car Rental LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 7/16/2032 (f)(g)(h)	248,750	247,300
Genesee & Wyoming Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.4219% 4/10/2031 (f)(g)(h)	429,563	429,455
		676,755
Machinery - 1.1%
Allison Transmission Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 0% 11/5/2032 (f)(g)(h)(i)	165,000	165,688
Astro Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1219% 8/30/2032 (f)(g)(h)	224,438	225,840
Beach Acquisition Bidco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 9/13/2032 (f)(g)(h)	360,000	362,477
Chart Industries Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.4764% 3/15/2030 (f)(g)(h)	397,040	398,184
CPM Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.3429% 9/28/2028 (f)(g)(h)	213,373	212,069
Crown Equipment Corp Tranche B1 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7722% 10/10/2031 (f)(g)(h)	233,412	234,870
JBT Marel Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 1/2/2032 (f)(g)(h)	143,913	144,092
STS Operating Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.8161% 3/25/2031 (f)(g)(h)	843,123	842,070
TNT Crane & Rigging Inc 2LN, term loan CME Term SOFR 1 month Index + 8.75%, 16.9969% 12/3/2026 (b)(f)(g)(h)	331,664	252,064
		2,837,354
Passenger Airlines - 0.6%
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.1344% 4/20/2028 (f)(g)(h)	332,128	332,709
AAdvantage Loyalty IP Ltd Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.1344% 5/28/2032 (f)(g)(h)	233,825	234,849
American Airlines Inc Tranche B 1LN, term loan CME Term SOFR 6 month Index + 1.75%, 5.6928% 1/29/2027 (f)(g)(h)	405,000	404,474
United Airlines Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.7317% 2/22/2031 (f)(g)(h)	436,990	438,358
Vista Management Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.7353% 4/1/2031 (f)(g)(h)	301,950	304,465
		1,714,855
Professional Services - 1.3%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 8/12/2032 (f)(g)(h)	477,208	477,713
Amentum Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 9/29/2031 (f)(g)(h)	901,175	902,582
CACI International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 10/30/2031 (f)(g)(h)	237,600	237,650
Cast & Crew LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4661% 12/29/2028 (f)(g)(h)	622,059	363,593
CHG Healthcare Services Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.5904% 9/29/2028 (f)(g)(h)	378,243	379,831
Dayforce Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2%, 5.8404% 3/1/2031 (f)(g)(h)	216,711	216,440
Maximus Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 5/30/2031 (f)(g)(h)	132,975	133,085
Sedgwick Claims Management Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 7/31/2031 (f)(g)(h)	779,792	782,069
		3,492,963
Transportation Infrastructure - 0.5%
AIT Worldwide Logistics Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.8866% 4/8/2030 (f)(g)(h)	446,638	448,697
Beacon Mobility Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9219% 8/6/2030 (f)(g)(h)	193,494	194,342
Beacon Mobility Corp Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 5.4899% 8/6/2030 (f)(g)(h)(k)	26,506	26,622
Lasership Inc Tranche A 1LN, term loan CME Term SOFR 3 month Index + 6.25%, 9.9219% 1/2/2029 (f)(g)(h)	126,920	127,872
Lasership Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 9.4336% 8/10/2029 (f)(g)(h)	371,245	275,835
WWEX Uni Topco Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.6719% 7/26/2028 (f)(g)(h)	318,041	319,234
		1,392,602
TOTAL INDUSTRIALS		35,603,598
Information Technology - 16.6%
Communications Equipment - 0.5%
CommScope LLC 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.857% 12/17/2029 (f)(g)(h)	1,310,119	1,310,735
Electronic Equipment, Instruments & Components - 1.3%
Coherent Corp Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 7/2/2029 (f)(g)(h)	317,424	317,624
DG Investment Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.4661% 7/12/2032 (f)(g)(h)	662,788	662,788
DG Investment Intermediate Holdings Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.2161% 7/31/2033 (f)(g)(h)	105,000	105,000
Go Daddy Operating Co LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 5/30/2031 (f)(g)(h)	355,523	356,036
Go Daddy Operating Co LLC Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 11/9/2029 (f)(g)(h)	231,996	232,269
Lightning Power LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 5.9661% 8/18/2031 (f)(g)(h)	567,813	570,186
MX Holdings US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7214% 3/17/2032 (f)(g)(h)	238,802	239,200
Pinnacle Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.4853% 10/1/2032 (f)(g)(h)	317,913	318,908
Pinnacle Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 1% 10/1/2032 (f)(g)(h)(k)	61,290	61,482
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 1% 12/16/2032 (f)(g)(h)(k)	39,650	39,881
Pye-Barker Fire & Safety LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2063% 12/16/2032 (f)(g)(h)	265,350	266,897
TCP Sunbelt Acquisition Co Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0724% 10/24/2031 (f)(g)(h)	311,850	314,385
TTM Technologies Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 6.1227% 5/30/2030 (f)(g)(h)	138,086	139,037
		3,623,693
IT Services - 3.6%
Ahead DB Holdings LLC Tranche B4 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.1719% 2/3/2031 (f)(g)(h)	401,115	400,292
Constant Contact Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.1662% 2/10/2028 (f)(g)(h)	723,773	688,228
GTT Communications Inc Tranche NEW $ HOLDCO 1LN, term loan 14% 7/15/2031 (f)(h)	141,051	116,014
Indy US Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 5.9661% 10/31/2030 (f)(g)(h)	397,777	397,861
Kaseya Inc 2LN, term loan CME Term SOFR 1 month Index + 5%, 8.7161% 3/20/2033 (f)(g)(h)	565,000	551,700
Kaseya Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7161% 3/20/2032 (f)(g)(h)	1,415,584	1,415,782
Mitchell International Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 6/17/2031 (f)(g)(h)	597,438	599,015
Peraton Corp 2LN, term loan CME Term SOFR 3 month Index + 7.75%, 0% 2/1/2029 (f)(g)(h)(i)	210,000	164,457
Peraton Corp Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.6904% 2/1/2028 (f)(g)(h)	2,136,864	1,980,040
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 6/20/2031 (f)(g)(h)	615,000	616,279
X Corp 1LN, term loan 9.5% 10/26/2029 (f)	1,860,000	1,852,021
X Corp Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 6.5%, 10.4475% 10/26/2029 (f)(g)(h)	981,436	963,211
		9,744,900
Semiconductors & Semiconductor Equipment - 0.4%
MKS Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 8/17/2029 (f)(g)(h)	413,988	415,454
Qnity Electronics Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6975% 11/1/2032 (f)(g)(h)	605,000	607,269
		1,022,723
Software - 10.7%
Applied Systems Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 2.5%, 6.1719% 2/24/2031 (f)(g)(h)	721,622	725,381
Ascend Learning LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7161% 12/11/2028 (f)(g)(h)	1,302,455	1,305,476
Central Parent LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 7/6/2029 (f)(g)(h)	348,237	294,114
Cloud Software Group Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 8/13/2032 (f)(g)(h)	1,132,538	1,133,251
Cloud Software Group Inc Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 3/21/2031 (f)(g)(h)	779,122	779,730
Darktrace Finco US LLC 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 7.1853% 10/9/2031 (f)(g)(h)	1,023,696	1,026,808
Darktrace Finco US LLC 2LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.1853% 10/9/2032 (f)(g)(h)	183,000	180,912
Dawn Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 0% 8/20/2032 (f)(g)(h)(i)	1,550,000	1,544,467
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 10.7161% 2/19/2029 (f)(g)(h)	445,000	398,555
Disco Parent Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0724% 8/6/2032 (f)(g)(h)	145,000	145,725
Eagle Parent Canada Inc Tranche INCR B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9219% 4/2/2029 (b)(f)(g)(h)	623,700	608,149
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 10/9/2029 (f)(g)(h)	650,803	654,057
EP Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.4369% 11/6/2028 (f)(g)(h)	59,434	42,049
Epicor Software Corp 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 5/30/2031 (f)(g)(h)	517,088	518,479
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 4/16/2032 (f)(g)(h)	159,387	159,467
Gen Digital Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 9/12/2029 (f)(g)(h)	848,894	849,836
Genesys Cloud Services Holdings II LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 1/30/2032 (f)(g)(h)	288,199	287,300
KnowBe4 Inc 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5904% 7/26/2032 (f)(g)(h)	305,000	304,811
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9661% 12/31/2031 (f)(g)(h)	1,446,654	1,233,952
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 7.9661% 5/3/2028 (f)(g)(h)	1,513,023	1,403,330
MH Sub I LLC Tranche B 2LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.0904% 2/23/2029 (f)(g)(h)	250,000	208,083
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.0904% 7/1/2031 (f)(g)(h)	1,432,409	1,423,456
Optiv Parent Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 9.1094% 7/31/2026 (f)(g)(h)	425,838	300,348
Ping Identity Holding Corp 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.5909% 11/15/2032 (f)(g)(h)	310,000	310,388
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.852% 6/2/2028 (f)(g)(h)	2,864,141	2,757,825
Project Alpha Intermediate Holding Inc 2LN, term loan CME Term SOFR 3 month Index + 5%, 8.6719% 5/9/2033 (f)(g)(h)	330,000	315,770
Project Alpha Intermediate Holding Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 10/26/2030 (f)(g)(h)	327,654	326,931
Project Boost Purchaser LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4219% 7/16/2031 (f)(g)(h)	391,844	392,659
Proofpoint Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6719% 8/31/2028 (f)(g)(h)	861,395	865,038
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.6146% 5/15/2028 (f)(g)(h)	938,868	341,119
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 10.1146% 5/15/2028 (f)(g)(h)	218,766	222,047
RealPage Inc 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4219% 4/24/2028 (f)(g)(h)	178,650	179,041
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.9336% 4/24/2028 (f)(g)(h)	346,537	346,080
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7161% 9/8/2032 (f)(g)(h)	950,000	950,893
Renaissance Holdings Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 7.7161% 4/5/2030 (f)(g)(h)	907,030	790,042
Roper Industrial Products Investment Co 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.4219% 11/22/2029 (f)(g)(h)	329,596	331,356
SonarSource Financing LLC 1LN, term loan CME Term SOFR 1 month Index + 4.5%, 8.231% 12/19/2030 (f)(g)(h)	305,000	301,188
Sovos Compliance LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 8/13/2029 (f)(g)(h)	226,882	227,397
SS&C Technologies Inc Tranche B8 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 5/9/2031 (f)(g)(h)	771,589	775,794
UKG Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3383% 2/10/2031 (f)(g)(h)	2,440,691	2,441,667
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.25%, 6.0904% 4/14/2031 (f)(g)(h)	713,203	714,986
X.AI LLC 1LN, term loan 12.5% 6/28/2030 (f)	99,637	104,473
X.AI LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 7.25%, 10.8454% 6/28/2030 (f)(g)(h)	298,625	294,307
		28,516,737
Technology Hardware, Storage & Peripherals - 0.1%
Sandisk Corp/DE Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.8574% 2/20/2032 (f)(g)(h)	277,362	278,748
TOTAL INFORMATION TECHNOLOGY		44,497,536
Materials - 6.9%
Chemicals - 3.3%
A-Gas FinCo Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 5.25%, 8.9219% 12/14/2029 (f)(g)(h)	472,914	427,987
Advancion Holdings LLC 2LN, term loan CME Term SOFR 1 month Index + 7.75%, 11.5661% 11/24/2028 (f)(g)(h)	135,000	120,555
Advancion Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.8161% 11/24/2027 (f)(g)(h)	477,218	434,865
Arc Falcon I Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.3161% 9/30/2028 (f)(g)(h)	879,068	877,969
Bakelite US Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.4219% 12/23/2031 (f)(g)(h)	455,400	440,030
Chemours Co/The Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2161% 10/15/2032 (f)(g)(h)	800,000	789,000
CoorsTek Inc 1LN, term loan CME Term SOFR 3 month Index + 3%, 6.8594% 10/28/2032 (f)(g)(h)	260,000	261,789
Derby Buyer LLC 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7501% 11/1/2030 (f)(g)(h)	324,246	325,021
Discovery Purchaser Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 7.6074% 10/4/2029 (f)(g)(h)	1,092,159	1,047,697
Herens US Holdco Corp Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.925%, 7.6969% 7/3/2028 (f)(g)(h)	797,259	695,880
Hexion Holdings Corp 1LN, term loan CME Term SOFR 1 month Index + 4%, 7.7339% 3/15/2029 (f)(g)(h)	1,018,073	979,173
Hexion Inc 2LN, term loan CME Term SOFR 1 month Index + 7.4375%, 11.2536% 3/15/2030 (f)(g)(h)	60,000	58,087
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 7.5661% 3/14/2030 (f)(g)(h)	136,500	92,365
INEOS US Petrochem LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.25%, 8.0661% 4/2/2029 (f)(g)(h)	486,338	340,437
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 8.5904% 8/25/2031 (f)(g)(h)	780,702	773,675
Scih Salt Hldgs Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 6.5218% 1/31/2029 (f)(g)(h)	376,172	376,721
Solstice Advanced Materials Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.5928% 10/29/2032 (f)(g)(h)	260,000	261,139
USALCO LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.2161% 9/30/2031 (f)(g)(h)	219,900	220,657
USALCO LLC Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 1% 9/30/2031 (f)(g)(h)(k)	22,885	22,963
WR Grace Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.6887% 8/9/2032 (f)(g)(h)	324,188	323,883
		8,869,893
Construction Materials - 0.5%
Quikrete Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 2/10/2032 (f)(g)(h)	1,007,388	1,010,269
VM Consolidated Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 10/15/2032 (f)(g)(h)	281,631	283,461
		1,293,730
Containers & Packaging - 2.9%
AOT Packaging Products Acquisition Co LLC 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 3/3/2031 (f)(g)(h)	773,991	747,389
Berlin Packaging LLC Tranche B7 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.1498% 6/9/2031 (f)(g)(h)	1,028,909	1,030,906
BradyPlus Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 12/13/2032 (f)(g)(h)(i)	1,235,000	1,220,588
Charter Next Generation Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.5001% 11/29/2030 (f)(g)(h)	534,644	535,404
Clydesdale Acquisition Holdings Inc 1LN, term loan CME Term SOFR 1 month Index + 3.175%, 6.8911% 4/13/2029 (f)(g)(h)	1,996,428	1,996,767
Clydesdale Acquisition Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 6.9661% 4/1/2032 (f)(g)(h)	1,260,415	1,258,726
Clydesdale Acquisition Holdings Inc Tranche B-DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 0% 3/29/2032 (f)(g)(h)(i)	14,977	14,957
Graham Packaging Co Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 8/4/2027 (f)(g)(h)	649,528	651,639
LC Ahab US Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 6.7161% 5/1/2031 (f)(g)(h)	331,246	331,868
SupplyOne Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.2161% 4/21/2031 (f)(g)(h)	142,846	143,044
		7,931,288
Metals & Mining - 0.1%
Tiger Acquisition LLC 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2302% 8/23/2032 (f)(g)(h)	339,150	339,998
Paper & Forest Products - 0.1%
Asplundh Tree Expert LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 5/23/2031 (f)(g)(h)	314,880	316,004
TOTAL MATERIALS		18,750,913
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Cushman & Wakefield US Borrower LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.2161% 1/31/2030 (f)(g)(h)	272,239	274,453
Cushman & Wakefield US Borrower LLC Tranche B3 1LN, term loan CME Term SOFR 1 month Index + 2.75%, 6.4661% 1/31/2030 (f)(g)(h)	122,888	123,518
Greystar Real Estate Partners LLC Tranche B2 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3224% 8/21/2030 (f)(g)(h)	396,509	397,996
TOTAL REAL ESTATE		795,967
Utilities - 1.8%
Electric Utilities - 0.8%
NRG Energy Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 1.75%, 5.5928% 4/16/2031 (f)(g)(h)	532,301	533,541
Vistra Operations Co LLC Tranche B-3 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 12/20/2030 (f)(g)(h)	655,293	658,327
WEC US Holdings Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.8727% 1/27/2031 (f)(g)(h)	981,043	982,338
		2,174,206
Independent Power and Renewable Electricity Producers - 0.9%
Alpha Generation LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.7161% 9/30/2031 (f)(g)(h)	499,258	500,556
Calpine Construction Finance Co LP Tranche B 1LN, term loan CME Term SOFR 1 month Index + 1.75%, 5.4661% 7/31/2030 (f)(g)(h)	390,000	390,183
Cogentrix Finance Holdco I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.25%, 5.9661% 2/26/2032 (f)(g)(h)	311,215	312,855
MRP Buyer LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 6.9219% 6/4/2032 (f)(g)(h)	199,098	197,294
MRP Buyer LLC Tranche DD 1LN, term loan CME Term SOFR 3 month Index + 3.25%, 5.4615% 6/4/2032 (f)(g)(h)(k)	25,365	25,135
Natgasoline LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.5%, 9.2161% 3/29/2030 (f)(g)(h)	373,372	375,239
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2%, 5.6719% 11/25/2032 (f)(g)(h)	393,000	392,757
Talen Energy Supply LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 2.5%, 6.3531% 12/13/2031 (f)(g)(h)	163,350	163,928
		2,357,947
Multi-Utilities - 0.1%
Osmose Utilities Services Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.0806% 6/23/2028 (f)(g)(h)	383,130	375,708
TOTAL UTILITIES		4,907,861
TOTAL UNITED STATES		223,916,397
TOTAL BANK LOAN OBLIGATIONS (Cost $250,346,486)		242,963,160

Common Stocks - 1.5%
	Shares	Value ($)
FRANCE - 0.1%
Communication Services - 0.1%
Media - 0.1%
Altice France Holding SA (b)	15,517	233,962
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
New Cineworld Ltd (b)(d)	8,816	181,257
UNITED STATES - 1.3%
Communication Services - 0.0%
Media - 0.0%
Main Street Sports Group (b)	543	904
Consumer Discretionary - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Old Claimco LLC (b)(d)	15,069	184,595
Specialty Retail - 0.0%
White Iris LLC (b)	2,654	65,501
TOTAL CONSUMER DISCRETIONARY		250,096
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
JP Intermediate B LLC (b)(e)	1,549	9,296
Energy - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
California Resources Corp	9,075	405,743
EP Energy Corp (b)(d)	3,190	5,264
Expand Energy Corp	9,834	1,085,281
Expand Energy Corp (c)	137	15,119
Exxon Mobil Corp	6,304	758,623
New Fortress Energy Inc	6,142	7,002
TOTAL ENERGY		2,277,032
Financials - 0.3%
Capital Markets - 0.0%
Fg Parent, LLC Class A (b)	6,352	20,961
Financial Services - 0.3%
ACNR Holdings Inc (b)	6,300	784,728
Carnelian Point Holdings LP warrants 6/30/2027 (b)(d)	367	1,072
Limetree Bay Cayman Ltd (b)(d)	153	0
		785,800
TOTAL FINANCIALS		806,761
Industrials - 0.1%
Professional Services - 0.1%
Fusion Parent, LLC Class A (b)	6,352	177,602
Information Technology - 0.0%
IT Services - 0.0%
GTT Communications Inc (b)(d)	3,248	110,400
TOTAL UNITED STATES		3,632,091
TOTAL COMMON STOCKS (Cost $1,913,415)		4,047,310

Non-Convertible Corporate Bonds - 3.2%
	Principal Amount (a)	Value ($)
FRANCE - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Altice France SA 6.5% 10/15/2031 (n)	61,608	58,500
Altice France SA 6.5% 4/15/2032 (n)	234,880	225,175
Altice France SA 6.875% 10/15/2030 (n)	770,100	746,837
Altice France SA 6.875% 7/15/2032 (n)	111,664	107,079

TOTAL FRANCE		1,137,591
UNITED KINGDOM - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
EG Global Finance PLC 12% 11/30/2028 (n)	365,000	396,672
UNITED STATES - 2.7%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.1%
Frontier Communications Holdings LLC 5% 5/1/2028 (n)	160,000	160,275
Level 3 Financing Inc 4.875% 6/15/2029 (n)	5,000	4,863
WULF Compute LLC 7.75% 10/15/2030 (n)	50,000	51,512
		216,650
Media - 0.6%
CCO Holdings LLC / CCO Holdings Capital Corp 5% 2/1/2028 (n)	140,000	138,892
CCO Holdings LLC / CCO Holdings Capital Corp 5.375% 6/1/2029 (n)	285,000	281,785
DISH Network Corp 11.75% 11/15/2027 (n)	360,000	374,681
Dotdash Meredith Inc 7.625% 6/15/2032 (n)	200,000	180,173
EchoStar Corp 10.75% 11/30/2029	468,715	518,306
Univision Communications Inc 8.5% 7/31/2031 (n)	145,000	151,471
		1,645,308
TOTAL COMMUNICATION SERVICES		1,861,958
Consumer Discretionary - 0.5%
Automobile Components - 0.0%
Clarios Global LP / Clarios US Finance Co 6.75% 5/15/2028 (n)	150,000	153,806
Diversified Consumer Services - 0.1%
TKC Holdings Inc 10.5% 5/15/2029 (n)	150,000	154,139
Hotels, Restaurants & Leisure - 0.4%
Caesars Entertainment Inc 7% 2/15/2030 (n)	135,000	139,814
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (n)	875,000	849,829
		989,643
Specialty Retail - 0.0%
Staples Inc 10.75% 9/1/2029 (n)	135,000	134,214
TOTAL CONSUMER DISCRETIONARY		1,431,802
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Venture Global Plaquemines LNG LLC 6.125% 12/15/2030 (n)	30,000	30,550
Financials - 0.6%
Financial Services - 0.3%
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	300,000	258,837
Icahn Enterprises LP / Icahn Enterprises Finance Corp 9% 6/15/2030	255,000	243,749
NFE Financing LLC 12% (j)(n)	788,316	228,020
		730,606
Insurance - 0.3%
Acrisure LLC / Acrisure Finance Inc 7.5% 11/6/2030 (n)	365,000	380,202
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.75% 4/15/2028 (n)	295,000	300,362
Asurion LLC and Asurion Co-Issuer Inc 8% 12/31/2032 (n)	105,000	108,949
		789,513
TOTAL FINANCIALS		1,520,119
Health Care - 0.1%
Health Care Providers & Services - 0.1%
National Mentor Holdings Inc 10.5% 12/15/2030 (n)	190,000	191,007
Pharmaceuticals - 0.0%
Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/2031 (n)	45,000	37,268
TOTAL HEALTH CARE		228,275
Industrials - 0.3%
Aerospace & Defense - 0.2%
TransDigm Inc 6.375% 3/1/2029 (n)	355,000	365,650
Building Products - 0.0%
Camelot Return Merger Sub Inc 8.75% 8/1/2028 (n)	50,000	38,745
Commercial Services & Supplies - 0.1%
Artera Services LLC 8.5% 2/15/2031 (n)	150,000	124,551
Neptune Bidco US Inc 9.29% 4/15/2029 (n)	120,000	120,000
OT Midco Inc 10% 2/15/2030 (n)	100,000	39,789
		284,340
Machinery - 0.0%
Chart Industries Inc 7.5% 1/1/2030 (n)	30,000	31,267
Passenger Airlines - 0.0%
American Airlines Inc/AAdvantage Loyalty IP Ltd 5.5% 4/20/2026 (n)	27,500	27,539
TOTAL INDUSTRIALS		747,541
Information Technology - 0.2%
Software - 0.2%
Cloud Software Group Inc 8.25% 6/30/2032 (n)	282,000	294,701
Cloud Software Group Inc 9% 9/30/2029 (n)	160,000	166,642
X.AI LLC / X.AI Co Issuer Corp 12.5% 6/30/2030	100,000	106,446
TOTAL INFORMATION TECHNOLOGY		567,789
Materials - 0.1%
Construction Materials - 0.1%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/2031 (n)	210,000	224,623
Real Estate - 0.2%
Diversified REITs - 0.0%
Vici Properties LP / Vici Note Co Inc 4.25% 12/1/2026 (n)	50,000	49,992
Health Care REITs - 0.2%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	470,000	453,729
TOTAL REAL ESTATE		503,721
TOTAL UNITED STATES		7,116,378
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $8,958,006)		8,650,641

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Information Technology - 0.1%
Software - 0.1%
Strategy Inc 11% (m) (Cost $144,000)	1,600	158,073

Preferred Securities - 0.2%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.2%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.3716%, 8.2234% (g)(h)(l)	455,000	461,176
Industrials - 0.0%
Trading Companies & Distributors - 0.0%
Aircastle Ltd 5.25% (h)(l)(n)	145,000	146,550
TOTAL UNITED STATES		607,726
TOTAL PREFERRED SECURITIES (Cost $600,345)		607,726

Money Market Funds - 7.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (o) (Cost $19,207,277)	3.79	19,203,564	19,207,405

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $281,719,529)	276,184,706
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(6,321,874)
NET ASSETS - 100.0%	269,862,832

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $15,119 or 0.0% of net assets.

(d)	Non-income producing.
(e)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $9,296 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(j)	Non-income producing - Security is in default.
(k)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $538,462 and $539,033, respectively.

(l)	Security is perpetual in nature with no stated maturity date.
(m)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(n)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,766,515 or 2.9% of net assets.

(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Expand Energy Corp	2/10/2021	1,297

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
JP Intermediate B LLC	9/30/2027

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,447,814	17,646,419	11,887,064	176,073	386	(150)	19,207,405	19,203,564	0.0%
Fidelity Securities Lending Cash Central Fund	-	1,195,731	1,195,731	5	-	-	-	-	0.0%
Total	13,447,814	18,842,150	13,082,795	176,078	386	(150)	19,207,405

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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